Shareholder Fees {- Energy Portfolio}	Apr. 29, 2022 USD ($)
02.28 Select Portfolios: Group 3 Energy Sector PRO-19 | Energy Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none